Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Income tax relating to cash flow hedges of other comprehensive income	$ 11,322	$ 52,282	$ 49,106
Income tax relating to changes in revaluation surplus of other comprehensive income	$ (139,223)	$ 0